SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	$ 1,861
Property, equipment and right of use assets, net, Balance	1,545	$ 1,861
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	136
Property, equipment and right of use assets, net, Balance	97	136
Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	474
Property, equipment and right of use assets, net, Balance	478	474
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	75
Property, equipment and right of use assets, net, Balance	60	75
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	456
Property, equipment and right of use assets, net, Balance	384	456
ERP system [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	153
Property, equipment and right of use assets, net, Balance	97	153
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	35
Property, equipment and right of use assets, net, Balance	31	35
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	532
Property, equipment and right of use assets, net, Balance	398	532
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	5,588	5,643
Additions	422	218
Disposals		(70)
Translation adjustments	(20)	(203)
Property, equipment and right of use assets, net, Balance	5,990	5,588
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	462	416
Additions	11	61
Disposals
Translation adjustments	(7)	(15)
Property, equipment and right of use assets, net, Balance	466	462
Gross carrying amount [member] | Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	2,152	2,208
Additions	100	4
Disposals
Translation adjustments	(24)	(60)
Property, equipment and right of use assets, net, Balance	2,228	2,152
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	362	359
Additions	4	10
Disposals
Translation adjustments		(7)
Property, equipment and right of use assets, net, Balance	366	362
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	868	858
Additions	24	130
Disposals		(70)
Translation adjustments	(3)	(50)
Property, equipment and right of use assets, net, Balance	889	868
Gross carrying amount [member] | ERP system [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	206	219
Additions
Disposals
Translation adjustments	7	(13)
Property, equipment and right of use assets, net, Balance	213	206
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	394	403
Additions		13
Disposals
Translation adjustments	4	(22)
Property, equipment and right of use assets, net, Balance	398	394
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	1,144	1,180
Additions	283
Disposals
Translation adjustments	3	(36)
Property, equipment and right of use assets, net, Balance	1,430	1,144
Accumulated depreciation amortisation [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	3,727	3,287
Additions	726	565
Disposals		(26)
Translation adjustments	(8)	(99)
Property, equipment and right of use assets, net, Balance	4,445	3,727
Accumulated depreciation amortisation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	326	290
Additions	50	48
Disposals
Translation adjustments	(7)	(12)
Property, equipment and right of use assets, net, Balance	369	326
Accumulated depreciation amortisation [member] | Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	1,678	1,610
Additions	94	96
Disposals
Translation adjustments	(22)	(28)
Property, equipment and right of use assets, net, Balance	1,750	1,678
Accumulated depreciation amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	287	289
Additions	13	13
Disposals
Translation adjustments	6	(15)
Property, equipment and right of use assets, net, Balance	306	287
Accumulated depreciation amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	412	357
Additions	92	91
Disposals		(26)
Translation adjustments	1	(10)
Property, equipment and right of use assets, net, Balance	505	412
Accumulated depreciation amortisation [member] | ERP system [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	53	5
Additions	55	55
Disposals
Translation adjustments	8	(7)
Property, equipment and right of use assets, net, Balance	116	53
Accumulated depreciation amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	359	376
Additions	5	4
Disposals
Translation adjustments	3	(21)
Property, equipment and right of use assets, net, Balance	367	359
Accumulated depreciation amortisation [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	612	360
Additions	417	258
Disposals
Translation adjustments	3	(6)
Property, equipment and right of use assets, net, Balance	$ 1,032	$ 612